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American Funds Money Market Fund
333 S. Hope Street, 55th Floor
Los Angeles, CA 90071-1406

March 20, 2009

Ms. Laura E. Hatch, Staff Accountant
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Money Market Fund (the “Fund”)
File Nos. 333-157162 and 811-22277

Dear Ms. Hatch:

In response to your comment letter dated March 4, 2009 to the Fund’s initial Registration Statement on Form N-1A, we hereby file Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933 and Amendment No. 1 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”) pursuant to Rule 472 of the 1933 Act.  We appreciate your prompt response to the previous filing.

Our responses to your comments are set forth below.  The Amendment also reflects additional information that was not contained in the initial Registration Statement.

Prospectus

1. Comment:  Fees and Expenses of the Fund. Please conform the titles of each line item and the order in which they appear to Form N-1A. For example, the first line of the fee table should be: “Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) __%.” Please conform the titles throughout the registration statement.

Response:   We have revised the titles and order of the line items in the Amendment to reflect the way they appear in Form N-1A.

2. Comment:  Fees and Expenses of the Fund. In the first paragraph preceding the expense examples, the disclosure states that “[t]he examples do not reflect the impact of any fee waivers or expense reimbursements.”  The fee table did not include any waivers or expense reimbursements.  Please explain the disclosure

Response:   We note your comment.  As we have added language to the expense table regarding reimbursements to the Fund we have retained the expense reimbursements language in the disclosure preceding the expense examples.  Additionally, we have removed the reference to waivers.

3. Comment:  Fees and Expenses of the Fund. Footnotes 1 and 2 below the expense example discuss changes to sales charges and expenses that will occur after year 3.  Since only year 1 and year 3 expenses are shown in the table, please revise these footnotes

Response:   We note your comment and have revised the footnotes to the expense examples accordingly.

4. Comment: Investment Adviser. Please include a statement that a discussion regarding the basis for the board of directors approving any investment advisory contract of the fund is available in the fund’s annual or semi-annual report to shareholders, as applicable, and provide the period covered by the relevant annual or semi-annual report.

Response:   We note your comment.  We have added language to the investment adviser section referring shareholders to the statement of additional information for a further discussion of the investment advisory and services agreement.  Since this is a new fund, there has not been an annual report; however, we have added disclosure that such information will appear in the Fund’s annual report.

5. Comment: Purchase and Exchange of Shares. The disclosure states, “Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares)…”  Is the parenthetical statement necessary given that Class A shares do not charge a front-end sales load?

Response:   This disclosure is uniform across the American Funds family of funds as it applies to all funds.  As you are aware, most of the American Funds have an initial sales charge for Class A shares.  We included the word “applicable” to distinguish the fact that shareholders may not incur such charge if they invest in money market funds or invest over a certain amount in other funds.  Many shareholders use our money market funds for dollar cost averaging or as a holding place when making changes to their overall portfolio of funds. As such, we feel it is important to disclose policies applicable to all funds in the money market fund prospectus.

6. Comment: Frequent Trading of Fund Shares. Much of the disclosure in this section does not appear to apply to a money market fund. Please consider revising this section to include the specific procedures for this fund.

Response:   We have revised this section to apply more generally to the American Funds.  As mentioned in response to comment 5 above, we feel it is important to disclose policies applicable to all funds in the money market fund prospectus.

7. Comment:  Purchase Minimums and Maximums. The information in this section is also included on page 4 of the prospectus.  Please consider removing the repetitive disclosure.

Response:   We note your comment and have removed the repetitive disclosure.

8. Comment:  Valuing Shares. On page 24 of the Statement of Additional Information, under the heading “Price of Shares,” the disclosure states that “[t]he valuation of the fund’s portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing.”  The next few paragraphs describe the penny-rounding method of valuing securities, valuing securities with 60 days or less to maturity, and valuing securities at fair value.  Please provide a similar discussion in the Prospectus under the heading “Valuing Shares” on page 16.
.

Response:   We have amended our disclosure to include a discussion of the penny-rounding method of pricing under the heading “Valuing Shares” in the prospectus.

9. Comment:  Retirement Plan Prospectus. Please include the information under the heading “Other Expenses” in a footnote to the fee table.

Response:   We note your comment and have revised the disclosure in the retirement plan prospectus to include the information under “Other expenses” as a footnote to the fee table.

10. Comment:  Prospectus Addendum. Please explain to the staff why a Prospectus Addendum is included with this filing.

Response:   Class R-5 shares of the Fund will be available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company.  The Class R-5 shares are described in the retirement plan prospectus, which in large part is not relevant to these shareholders.  We therefore sell Class R-5 shares to these shareholders pursuant to the Prospectus Addendum in conjunction with the retail prospectus.  This combination contains the appropriate and relevant disclosure for these shareholders.

11. Comment:  Prospectus Addendum. Because this is a new fund the expense example should only include years 1 and 3.

Response:   We note your comment and have included only the 1 and 3 year periods in the expense examples in the Amendment.

Statement of Additional Information

12. Comment:  Certain Investment Limitations and Guidelines. On page 2 of the Statement of Additional Information under the heading “Maturity,” the disclosure states that “[t]he fund currently intends (over the next twelve months) to maintain a dollar-weighted average portfolio maturity of approximately 90 days or less.”  Please adjust the disclosure to conform with Rule 2(a)(7) under the Investment Company Act of 1940 which states that a money market fund will not maintain a dollar-weighted average portfolio maturity that exceeds ninety days.

Response:   We have revised the disclosure in the Amendment to reflect that the fund intends to maintain a dollar-weighted average portfolio maturity of approximately 75 days or less.

13. Comment:  Fundamental Policies and Investment Restriction. The last sentence in Fundamental policy No. 4 states that “[t]he fund may, if deemed advisable, invest more than 25% of its assets in obligations of commercial banks, including domestic branches of U.S. banks.”  Because the fund is reserving the freedom of action to concentrate in obligations of commercial banks, please disclose that the fund may only concentrate in securities issued by domestic banks and add disclosure concerning the type and nature of the securities in which the fund intends to invest as well as the criteria used by the fund in evaluating and selecting such investments.  (See Investment Company Act Release No. 9011 October 30, 1975).  In addition, please change the disclosure to “25% or more” instead of “more than 25%.”

Response:   We note your comment. We have revised the Fund’s fundamental policies, and added disclosure regarding the Fund’s concentration policy with respect to banks.

General

14. Comment:  We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally or on exhibits added in any pre-effective amendments.

Response:   As mentioned above, the Amendment contains additional information that was not included in the initial Registration Statement.  We note your comment and understand that you may have additional comments.

15. Comment:  Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with your registration statement.

Response:   We do not expect to submit an exemptive application or no-action request in connection with the Registration Statement.

Finally, as requested, the Fund acknowledges:

•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you for your consideration of our response to your comments.  As mentioned in previous conversations with the Staff, we hope to have the Fund’s Registration Statement declared effective by April 1, 2009.  As such, we would greatly appreciate your comments to the Amendment as soon as possible.  We undertake to file audited financial statements related to the initial capitalization of the Fund with the next amendment to the Fund’s Registration Statement on Form N-1A. We look forward to your response to this letter and the Amendment.

If you have any questions please do not hesitate to contact me at (213) 615-4024 or Paul Roye at (213) 615-0418.

Sincerely,
/s/ Michael J. Triessl
Michael J. Triessl
Counsel, Capital Research and Management Company

Enclosure